Annual Fund Operating Expenses - Billionaires Club ETF	Apr. 29, 2026
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Apr. 30, 2027
Billionaires Club ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[1]
Expenses (as a percentage of Assets)	0.85%
Fee Waiver or Reimbursement	(0.10%)	[2]
Net Expenses (as a percentage of Assets)	0.75%

[1]	Based on estimated amounts for the current fiscal year.
[2]	Exchange Traded Concepts, LLC (the “Adviser”) has contractually agreed to waive its fees and reimburse expenses to the extent necessary to keep total annual operating expenses of the Fund (excluding amounts payable pursuant to any plan adopted in accordance with Rule 12b-1, interest expense, taxes, acquired fund fees and expenses, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, and extraordinary expenses) from exceeding 0.75% of the Fund’s average daily net assets for through at least April 30, 2027, unless earlier terminated by the Board of Trustees (the “Board”) of Exchange Listed Funds Trust (the “Trust”) for any reason at any time, or by the Adviser for any reason upon thirty days’ prior notice to the Trust, such termination to be effective upon the expiration of the then-current term.